TAXES (Details) - USD ($)	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Income Tax Disclosure [Abstract]
Income before tax	$ 256,293	$ 3,916,772
Statutory Canadian tax rate	26.50%	26.50%
Income tax based on statutory tax rate	$ 67,918	$ 1,037,945
Reduction due to small business deduction	0	(54,161)
Difference on tax rates	(14,084)	16,366
Change in estimate	1,325	0
Change in valuation allowance	(158,915)	3,549
Non-deductible expenses	98,693	6,525
Income tax expense	$ 312,767	$ 1,003,126